Acquisition of Bao Li Gaming Promotion Limited (Details Textual) - USD ($)		3 Months Ended	6 Months Ended
	Sep. 12, 2012	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Bao Li Gaming [Member]
Business Acquisition [Line Items]
Acquire Right Percentage Of Profit Interest	100.00%
Payments to Acquire Businesses, Gross	$ 15,000,000
Business Acquisition Cost Of Acquired Entity Cash Paid Installment One	7,500,000
Business Acquisition Cost Of Acquired Entity Cash Paid Installment Two	7,500,000
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables	146,026
Rolling Chip TurnoverTarget ForBase Earnout Payments Shares			$ 25,000,000
Base Earnout Cash Payments Shares			$ 130,000
Base Earnout Shares			6,250
Estimated Contingent Purchase Price	48,007,120
Business Acquisition Estimated Purchase Price Cash	15,146,026
Business Acquisition Purchase Price Contingent Cash and Ordinary Shares	$ 32,861,094
Business Acquisition Gain Due To Change In Fair Value Of Contingent Consideration		$ 253,280		$ 3,757,513
Bao Li Seller [Member]
Business Acquisition [Line Items]
Earn Out Payment Agreement Description			For purposes of the Bao Li Purchase Agreement, Base Rolling Chip Turnover means $2,500,000,000 of non-negotiable chips that the Bao Li Sellers network of junket agents purchases from Bao Li Gamings and the Companys VIP gaming rooms attributable to the Bao Li Sellers network of junket agents at Bao Li Gamings existing VIP gaming room and the Companys existing and future VIP gaming rooms. In addition, as more fully set forth below, the Company is required to issue to the Bao Li Seller (i) up to an aggregate of $39,000,000 and 1,875,000 Ordinary Shares in the event certain rolling chip turnover targets are achieved for each of the three years following the closing date (the Base Earnout Payment), and (ii) additional cash payments and Ordinary Shares in the event the rolling chip turnover targets for each of the three years following the closing date are exceeded, in increments of $25,000,000 (the Incremental Earnout Payment). For each $25,000,000 increment in which the rolling chip Turnover target for such year is exceeded, the Company shall pay an additional $130,000 and issue 6,250 Ordinary Shares. The Bao Li Seller is not entitled to any additional Incremental Earnout Payments in the event that the Sellers rolling chip turnover exceeds $5,000,000,000. As a result, in any year the maximum Incremental Earnout Payment cannot exceed $13,000,000 in cash and 625,000 in Ordinary Shares. In the event that the Seller fails to achieve the Base Rolling Chip Turnover in any year, the Bao Li Seller will not be entitled to receive any earnout payments.